Related Party Transactions (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Director [Member]
Related Party Transaction [Line Items]
Business Development	$ 36,000
The Doctors Laboratory [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	$ 72,000	$ 67,000